Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, non-current income taxes payable	$ 45	$ 44
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 30	$ 28